Pensions FV Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 367.1	$ 344.3	$ 362.5
Domestic Pension Benefits [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	360.5	335.2
Domestic Pension Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.6	9.1
Domestic Pension Benefits [Member] | Fair Value Inputs, Levels Two and Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	367.1
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	1.0
Domestic Pension Benefits [Member] | U S Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	29.00%
Fair Value of Plan Assets	105.1	112.5
Domestic Pension Benefits [Member] | U S Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | U S Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	105.1	112.5
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits [Member] | U S Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | U S Real Estate Related Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	6.00%
Domestic Pension Benefits [Member] | International Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	20.00%
Fair Value of Plan Assets	75.1	82.8
Domestic Pension Benefits [Member] | International Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | International Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	75.1	82.8
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits [Member] | International Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	49.00%
Fair Value of Plan Assets	173.9	132.2
Domestic Pension Benefits [Member] | Fixed Income Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	173.9	132.2
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.6	9.1
Domestic Pension Benefits [Member] | Private Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Private Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Private Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.6	9.1	13.0
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	1.0
Redemption Frequency (if Currently Eligible)	Restricted
Redemption Notice Period	Restricted
Domestic Pension Benefits [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.4	7.7
Domestic Pension Benefits [Member] | Money Market Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.4	7.7
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Daily
Redemption Notice Period	Daily
Domestic Pension Benefits [Member] | Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Maximum [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	2.00%
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Redemption Restriction, Lapse Date	Dec. 31, 2015
Non-U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	588.4	524.2	510.5
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Non-U.S. Pension Benefits [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	79.5	71.4
Non-U.S. Pension Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	508.9	452.8
Non-U.S. Pension Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	213.3	200.1
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	20.5	20.3
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	192.8	179.8
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least weekly
Redemption Notice Period	No more than 5 days
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Daily
Redemption Notice Period	Daily
Non-U.S. Pension Benefits [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	273.9	232.8
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	52.6	46.8
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	221.3	186.0
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 1 month
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	94.6	86.8
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	94.6	86.8
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Not applicable
Redemption Notice Period	Not applicable
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.6	4.5
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.4	4.3
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0.2	0.2
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 0	$ 0
Non-U.S. Pension Benefits [Member] | Minimum [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
Non-U.S. Pension Benefits [Member] | Minimum [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Non-U.S. Pension Benefits [Member] | Maximum [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Non-U.S. Pension Benefits [Member] | Maximum [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%